SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2018 USD ($) Segment $ / shares	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Recent Accounting Pronouncements [Abstract]
Accrued voyage expenses		$ 6,996		$ 10,873
Accumulated deficit		$ (298,337)		(209,425)
Number of segments | Segment		1
Basic (loss)/earnings per share (in dollars per share) | $ / shares		$ (0.60)	$ (0.53)
ASSETS [Abstract]
Total Current Assets		$ 110,235		126,987
Voyages in Progress		15,808		15,308
Prepaid Expenses		3,381		3,376
Total Non-current Assets		959,920		1,014,076
Total Assets		1,070,155		1,141,063
EQUITY AND LIABILITIES [Abstract]
Total shareholders' equity		614,020	$ 761,872	711,064	$ 871,049
Total Current Liabilities		25,695		25,330
Accrued Voyage Expenses		6,996		10,873
Total Non-Current Liabilities		430,440		404,669
Total Liabilities and Shareholders' Equity		1,070,155		1,141,063
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues		202,852	224,558
Voyage Expenses		(123,042)	(106,599)
Net Operating (Loss) Income		(44,017)	(32,108)
Net (Loss)/Income		(84,840)	(53,604)
Total Comprehensive (Loss)/Income		(84,750)	(53,455)
Effect on the Condensed Cash Flow Statement [Abstract]
Net (Loss) Income		(84,840)	(53,604)
Voyages in Progress		(5,792)	21,899
Prepaid Expenses and Other Current Assets		1,057	(114)
Accounts Payable and Accrued Liabilities		(4,238)	838
Net Cash (Used)/Provided by Operating Activities		$ (25,408)	$ 37,042
Maximum [Member]
Recent Accounting Pronouncements [Abstract]
Term of voyage contracts		1 year
ASC 606 [Member]
Recent Accounting Pronouncements [Abstract]
Reduction of accrued revenue				5,300
Accrued voyage expenses				600
Recognition of capitalized fulfillment cost				600
Accumulated deficit				(4,100)
Assets recognized		$ 700
Basic (loss)/earnings per share (in dollars per share) | $ / shares		$ (0.01)
EQUITY AND LIABILITIES [Abstract]
Total shareholders' equity				706,992
Accrued Voyage Expenses				$ 600
Amounts Before ASC 606 Adoption [Member]
Recent Accounting Pronouncements [Abstract]
Accrued voyage expenses		$ 7,504
ASSETS [Abstract]
Total Current Assets		113,199
Voyages in Progress		19,539
Prepaid Expenses		2,614
Total Non-current Assets		959,920
Total Assets		1,073,119
EQUITY AND LIABILITIES [Abstract]
Total shareholders' equity		616,476
Total Current Liabilities		26,203
Accrued Voyage Expenses		7,504
Total Non-Current Liabilities		430,440
Total Liabilities and Shareholders' Equity		1,073,119
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues		204,413
Voyage Expenses		(122,987)
Net Operating (Loss) Income		(42,401)
Net (Loss)/Income	[1]	(83,224)
Total Comprehensive (Loss)/Income		(83,134)
Effect on the Condensed Cash Flow Statement [Abstract]
Net (Loss) Income	[1]	(83,224)
Voyages in Progress		(4,231)
Prepaid Expenses and Other Current Assets		(948)
Accounts Payable and Accrued Liabilities		(4,074)
Net Cash (Used)/Provided by Operating Activities		(25,408)
Adjustments [Member]
Recent Accounting Pronouncements [Abstract]
Accrued voyage expenses		508
ASSETS [Abstract]
Total Current Assets		2,964
Voyages in Progress		3,731
Prepaid Expenses		(767)
Total Non-current Assets		0
Total Assets		2,964
EQUITY AND LIABILITIES [Abstract]
Total shareholders' equity		2,456
Total Current Liabilities		508
Accrued Voyage Expenses		508
Total Non-Current Liabilities		0
Total Liabilities and Shareholders' Equity		2,964
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues		(1,561)
Voyage Expenses		(55)
Net Operating (Loss) Income		(1,616)
Net (Loss)/Income	[1]	(1,616)
Total Comprehensive (Loss)/Income		(1,616)
Effect on the Condensed Cash Flow Statement [Abstract]
Net (Loss) Income	[1]	(1,616)
Voyages in Progress		1,561
Prepaid Expenses and Other Current Assets		(109)
Accounts Payable and Accrued Liabilities		164
Net Cash (Used)/Provided by Operating Activities		$ 0

[1]	Basic (Loss)/Earnings per Share is impacted by $(0.01)